RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Payment advance to related parties	$ 3,136,194	$ 12,099	$ 936,192
Proceeds from Related Party Debt	1,867,770	561,107	571,453	$ 182,306
Yumin Lin [Member]
Related Party Transaction [Line Items]
Due amount			$ 796,119
Shares issued for conversion			24,272
Loss on conversion			$ 199,030
Related Party Transaction [Member]
Related Party Transaction [Line Items]
Payment advance to related parties	3,136,194	12,099	936,192
Collection of related party debt	3,642,059	168	46,388
Proceeds from Related Party Debt	1,867,770	561,107	571,453
Repayments of Related Party Debt	1,622,380	194,902	920,457
Related party transaction, expenses from transactions with related party	$ 532,912	$ 277,081	$ 498,549